WARRANTS (Tables)	3 Months Ended
Mar. 31, 2014
Disclosure of Warrant [Abstract]
Disclosure of Warrant [Table Text Block]
The following is a summary of the warrants granted as of March 31, 2014:

	Number of outstanding warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding at January 1, 2014	10,013,504	$1.00	4.04
Issued	-	-	-
Exercised	-	-	-
Outstanding at March 31, 2014	10,013,504	$1.00	3.79

The following is a summary of the warrants granted as of March 31, 2013:

	Number of outstanding warrants	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding at January 1, 2013	7,666,162	$0.91	9.82
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Outstanding, March 31, 2013	7,666,162	$0.91	9.57